INVESTMENT IN JET-TALK - Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($) Agreement	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
INVESTMENT IN JET TALK
Investment made		$ 1,518	$ 1,551
Revenues		$ 20,648	$ 10,730	$ 10,626
Jet talk Limited (“Jet-Talk”)
INVESTMENT IN JET TALK
Ownership interest held		51.00%	51.00%
Jet talk Limited (“Jet-Talk”) | STE
INVESTMENT IN JET TALK
Investment made	$ 20,000
Ownership interest held	49.00%
Jet talk Limited (“Jet-Talk”) | Satixfy UK Limited
INVESTMENT IN JET TALK
Revenues		$ 13,000
Number of development agreements signed | Agreement	2
Ownership interest held	51.00%	51.00%